Consolidated companies as of December 31, 2020	12 Months Ended
Dec. 31, 2020
Consolidated companies as of December 31, 2020
Consolidated companies as of December 31, 2020

31. Consolidated companies as of December 31, 2020

		Year ended December 31,
		2020		2019	2018
Name of the subsidiary	Country	% voting right Galapagos NV (directly or indirectly through subsidiaries)	Change in % voting right previous period (2020 vs 2019)	% voting right Galapagos NV (directly or indirectly through subsidiaries)	% voting right Galapagos NV (directly or indirectly through subsidiaries)

BioFocus DPI AG (liquidated)	Switzerland	0%	(100%)	100%	100%
Galapagos Biopharma Belgium BV	Belgium	100%		100%
Galapagos Biopharma Netherlands B.V.	The Netherlands	100%		100%
Galapagos Biopharma Spain S.L.U	Spain	100%		100%
Galapagos Biopharma Italy S.r.l.	Italy	100%		100%
Galapagos Biopharma Germany GmbH	Germany	100%		100%
Galapagos B.V.	The Netherlands	100%		100%	100%
Galapagos Biotech Ltd. (formerly Inpharmatica Ltd.)	United Kingdom	100%		100%	100%
Galapagos GmbH	Switzerland	100%		100%	100%
Galapagos, Inc. (formerly Biofocus, Inc.)	United States	100%		100%	100%
Galapagos NV	Belgium	Parent company		Parent company	Parent company
Galapagos Real Estate Belgium BV (former Galapagos Real Estate 1 BV)	Belgium	100%		100%	100%
Galapagos Real Estate 2 BV	Belgium	0%	(100%)	100%	100%
Galapagos Real Estate Netherlands B.V.	The Netherlands	100%		100%
Galapagos SASU	France	100%		100%	100%
Fidelta d.o.o.	Croatia	100%		100%	100%
Xenometrix, Inc. in liquidation	United States	100%		100%	100%

In 2019 we incorporated the following legal entities: Galapagos Biopharma Belgium BV, Galapagos Biopharma Netherlands B.V., Galapagos Biopharma Spain S.L.U., Galapagos Biopharma Italy S.r.l., Galapagos Biopharma Germany GmbH and Galapagos Real Estate Netherlands B.V.. During 2020 we merged Galapagos Real Estate 2 BV with Galapagos Real Estate 1 BV, with the latter being the surviving entity whose company name changed into Galapagos Real Estate Belgium BV.  In 2020, we also completed the liquidation of our Swiss subsidiary Biofocus DPI AG. In 2021, it still needs to be deregistered from the Swiss commercial register.

On November 23, 2020 we signed a share purchase agreement for the sale of our subsidiary Fidelta d.o.o. (Zagreb, Croatia). As we expect that the net assets associated with Fidelta d.o.o. will be recovered principally through a sale transaction rather than through continuing use, we have classified these assets and the associated liabilities as held for sale in our financial statements for the year ended December 31, 2020. On January 4, 2021, we closed the sale of our fee-for-service business Fidelta to Selvita S.A. Selvita acquired 100% of the outstanding shares in Fidelta.

There are no significant restrictions on the group’s ability to access or use assets and settle liabilities of one of the group’s subsidiaries.